LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($) ft²
LEASES
2024	$ 5,905
2025	5,397
2026	4,690
2027	4,206
2028 and thereafter	31,011
Total lease payments	51,209
Less - imputed interest	(11,927)
Present value of lease liabilities	$ 39,282
Extension term	7 years
Current Leases
LEASES
ROU assets and lease liabilities	$ 1,355
New Leases
LEASES
ROU assets and lease liabilities	$ 25,810
Park Naymi
LEASES
Area of premises | ft²	10,000
Operating lease, initial term of contract (in years)	7 years
Extension term	5 years